ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2019	2018
Casino	$510,008	$433,565
Hotel	4,369	5,714
Other	2,949	5,847

Sub-total	517,326	445,126
Less: allowances for doubtful debts	(232,993)	(203,037)

	$284,333	$242,089

Movement in Allowances for Doubtful Debts
Movement
in
the allowances for doubtful debts were as follows:

	Year Ended December 31,
	2019	2018	2017
At beginning of year	$203,037	$210,997	$265,931
Additional (credit) provision	32,888	(2,479)	(4,178)
Write-offs, net of recoveries	(4,460)	(2,115)	(57,696)
Reclassified from (to) long-term receivables, net	662	(2,062)	6,940
Exchange adjustments	866	(1,304)	—

At end of year	$232,993	$203,037	$210,997